BRINKER CAPITAL DESTINATIONS TRUST
SUPPLEMENT DATED MARCH 22, 2021,
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 1, 2020, AS
SUPPLEMENTED ON AUGUST 3, 2020 AND DECEMBER 16, 2020
This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.
Change in Portfolio Management for the Destinations Core Fixed Income Fund
BlackRock Investment Management, LLC (“BlackRock”) is no longer a sub-adviser to the Destinations Core Fixed Income Fund. As such, all references to BlackRock are removed from the SAI.
Change in Investment Officer of the Trust
Effective March 3, 2021, the Board of Trustees of Brinker Capital Destinations Trust (the “Trust”) elected Grant Engelbart as an Investment Officer of the Trust.
With the appointment of Mr. Engelbart, the following information is inserted into the table of Trustees and Officers of the Trust:
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS*
Grant Engelbart, CFA, CAIA Brinker Capital Investment, LLC. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1987	Investment Officer	Since March 2021
Senior Portfolio Manager at Brinker Capital Investments, LLC since 2021. Senior Portfolio Manager and Director of Research at CLS Investments, LLC from 2018 to 2021. Portfolio manager at CLS Investments, LLC from 2013 to 2018.

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BRINKER CAPITAL DESTINATIONS TRUST
Destinations International Equity Fund
Destinations Equity Income Fund
Destinations Real Assets Fund
Destinations Core Fixed Income Fund
Destinations Multi Strategy Alternatives Fund
(each, a “Fund” and, collectively, the “Funds”)
SUPPLEMENT DATED MARCH 22, 2021,
TO THE PROSPECTUS DATED JULY 1, 2020, AS SUPPLEMENTED ON AUGUST 3, 2020
AND DECEMBER 16, 2020
This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.
Change in Portfolio Management for the Destinations Core Fixed Income Fund
BlackRock Investment Management, LLC (“BlackRock”) is no longer a sub-adviser to the Destinations Core Fixed Income Fund. As such, all references to BlackRock are removed from the Prospectus.
Change in Investment Strategy for the Destinations Core Fixed Income Fund
In the Fund Summary for the Fund, under the heading “Principal investment strategies,” the fifth paragraph thereunder is hereby deleted and replaced with the following:
The Fund will also invest in junk bonds, bank loans and assignments, privately issued residential and commercial mortgage-backed securities, and other instruments rated below investment grade or unrated but determined by the Sub-adviser to be of comparable quality, and may invest in credit default swaps of companies in the high yield universe.
Change of Primary Benchmark for the Destinations International Equity Fund
In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2020)
	1 Year	Since Inception (03/20/2017)
Return Before Taxes
Class I	23.40%	12.39%
Class Z	23.54%	13.23%*
Return After Taxes on Distributions
Class I	23.50%	12.18%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	13.96%	9.73%
FTSE All-World ex US Index** ((reflects no deduction for fees, expenses, or taxes)	11.52%	8.93%
MSCI AC World ex USA Index** (reflects no deduction for fees, expenses, or taxes)	11.13%	8.91%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

**
This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the MSCI AC World ex USA Index to the FTSE All-World ex US Index because the Adviser believes that the FTSE All-World ex US Index better reflects the Fund’s investment strategy.

Change of Primary Benchmark for the Destinations Equity Income Fund
In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2020)
	1 Year	Since Inception (03/20/2017)
Return Before Taxes
Class I	(4.11)%	4.99%
Class Z	(3.93)%	4.87%*
Return After Taxes on Distributions
Class I	(5.18)%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	(1.79)%	3.48%
FTSE All-World High Dividend Yield Index** (reflects no deduction for fees, expenses, or taxes)	2.46%	2.49%
Dow Jones US Select Dividend Index** ((reflects no deduction for fees, expenses, or taxes)	(4.56)%	5.38%
S&P 500 Index** (reflects no deduction for fees, expenses, or taxes)	18.40%	14.96%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

**
This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the Dow Jones US Select Dividend Index to the FTSE All-World High Dividend Yield Index because the Adviser believes that the FTSE All-World High Dividend Yield Index better reflects the Fund’s investment strategy.

Change of Primary Benchmark for the Destinations Real Assets Fund
In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2020)
	1 Year	Since Inception (03/20/2017)
Return Before Taxes
Class I	(14.88)%	(22.79)%
Class Z	(14.65)%	(31.97)%*
Return After Taxes on Distributions Class I	(14.88)%	(24.12)%
Return After Taxes on Distributions and Sale of Fund Shares Class I	(8.81)%	(15.59)%
FTSE World Index** (reflects no deduction for fees, expenses, or taxes)	16.33%	12.55%
MSCI World Index** (reflects no deduction for fees, expenses, or taxes)	16.50%	12.80%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

**
This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the MSCI World Index to the FTSE World Index because the Adviser believes that the FTSE World Index better reflects the Fund’s investment strategy.

Change of Primary Benchmark for the Destinations Core Fixed Income Fund
In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2020)
	1 Year	Since Inception (03/20/2017)
Return Before Taxes
Class I	4.70%	3.60%
Class Z	4.83%	5.33%*
Return After Taxes on Distributions
Class I	3.66%	2.51%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	2.81%	2.28%
ICE BofA US Broad Market Index** ((reflects no deduction for fees, expenses, or taxes)	7.56%	5.17%
Bloomberg Barclays US Aggregate Index** (reflects no deduction for fees, expenses, or taxes)	7.51%	5.10%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

**
This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the Bloomberg Barclays US Aggregate Index to the ICE BofA US Board Market Index because the Adviser believes that the ICE BofA US Broad Market Index better reflects the Fund’s investment strategy.

Change of Primary Benchmark for the Destinations Multi Strategy Alternatives Fund
In the Fund Summary for the Fund, under the heading titled “Performance,” under the sub-heading titled “Average Annual Total Returns (For the periods ended December 31, 2019),” the table is hereby deleted and replaced with the following:
AVERAGE ANNUAL TOTAL RETURNS
(For the periods ended December 31, 2020)
	1 Year	Since Inception (03/20/2017)
Return Before Taxes
Class I	10.01%	4.67%
Class Z	10.07%	5.10%*
Return After Taxes on Distributions
Class I	9.33%	3.31%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	5.92%	3.05%
Morningstar Broad Hedge Fund Index** ((reflects no deduction for fees, expenses, or taxes)	(2.60)%	2.54%
HFRX Global Hedge Fund Index** (reflects no deduction for fees, expenses, or taxes)	6.81%	3.22%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

**
This table compares the Fund’s average annual total returns to those of the Fund’s current and prior benchmark indexes. The Fund’s benchmark index changed from the HFRX Global Hedge Fund Index to the Morningstar Broad Hedge Fund Index because the Adviser believes that the Morningstar Broad Hedge Fund Index better reflects the Fund’s investment strategy.

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